TAXATION - RECONCILIATION OF DEFERRED TAX ASSETS (Details) - Foreign Tax Authority - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Indonesia
Deferred Tax Asset, Net Reconciliation
Net deferred tax asset, Balance at January 1	$ 9,524	$ 0	$ 0
Recognition of deferred tax assets on previously unrecognized losses	4,945	13,920	6,070
Utilization of tax losses	(4,076)	(4,396)	0
Movement in valuation allowance	0	0	(6,070)
Net deferred tax asset, Balance at December 31	10,393	9,524	0
Jordan
Deferred Tax Asset, Net Reconciliation
Net deferred tax liability, Balance at January 1	0	0
Origination of deferred tax asset on tax losses	956
Origination of deferred liability on fixed asset temporary differences	(2,102)
Net deferred tax liability, Balance at December 31	$ (1,146)	$ 0	$ 0